Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk
Schedule of financial amounts of instruments, whose contract amounts represent credit risks

Commitments to extend credit	$2,935,768,000
Credit card lines	21,114,000
Standby letters of credit	111,229,000
Commercial letters of credit	8,073,000